Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2022
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management

(in thousands)	2022 $	2021 $
Management fees	—	64
Salaries and other short-term benefits	2,531	1,949
Severance (included in salaries)	8	266
Share-based payments	1,388	1,466
Director compensation (included in salaries)	355	147

	4,282	3,892